Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Entity Registrant Name	SINGLEPOINT INC.
Entity Central Index Key	0001443611
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-1240905
Entity Address Address Line 1	2999 North 44th Street Suite 530
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
City Area Code	888
Local Phone Number	682-7464